SCHEDULE OF INCOME TAX (CREDITS) EXPENSES RECONCILED TO (LOSS) PROFIT BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
(Loss) profit before income tax	$ (8,802,044)	$ (11,976,182)	$ 5,210,820
Total	(73,515)	(42,854)	431,925
HONG KONG
IfrsStatementLineItems [Line Items]
(Loss) profit before income tax	(8,802,044)	(11,976,182)	5,210,820
Tax at the respective income tax rates	(1,061,700)	(1,418,569)	847,763
Tax effect of expenses not deductible for tax purpose	1,307,549	1,683,289	649,932
Tax effect of income not taxable for tax purpose	(229,541)	(235,534)	(850,911)
Utilization of tax losses previously not recognized			(214,859)
Over-provision in respect of prior years	(89,823)	(72,040)
Total	$ (73,515)	$ (42,854)	$ 431,925